Translation reserve Translation reserve table (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of reserves within equity [line items]
Cash flow hedging reserve	Share-based compensation reserve
The Company's discretionary share award scheme, the LTIP, enables the Company’s Compensation Committee to make grants (“Awards”) in the form of rights over ordinary shares, to any Director, Non-Executive Director or employee of the Company. However, it is the Committee’s current intention that Awards be granted only to Directors and senior management, whilst recognizing a separate annual Restricted Stock Award for Non-Executive Directors.
All Awards are to be settled by physical delivery of shares. Note 8(b) sets out the Non-Executive Director and Director and Senior Management Restricted share awards.

Share based compensation reserve
€m
Balance as of January 1, 2021	8.3
Non-Executive Director restricted share awards charge	0.8
Directors and Senior Management share awards charge	4.3
Shares issued upon vesting of awards	(0.7)
Reclassification of awards for settlement of tax liabilities	(5.8)
Balance as of December 31, 2021	6.9
Founder Preferred Shares Dividend Reserve
Nomad has issued Founder Preferred Shares to its Founder Entities. A summary of the key terms of the Founder Preferred Shares is set out in Note 25.
The Founder Preferred Shares Annual Dividend Amount is structured to provide a dividend based on the future appreciation of the market value of the ordinary shares, thus aligning the interests of the Founders with those of the investors on a long term basis. Commencing in 2015, the Founder Preferred Share Annual Dividend Amount became payable because the Company’s volume weighted average ordinary share price was above $11.50 for the last ten consecutive trading days of the 2015 financial year.
The Preferred Shares Annual Dividend amount is determined with reference to the Dividend Determination Period of a financial year, i.e. the last ten consecutive trading days and calculated as 20% of the increase in the volume weighted average share price of our ordinary shares across the determination period compared to the highest price previously used in calculating the Founder Preferred Share Annual Dividend Amounts (currently $25.2127) multiplied by 140,220,619 Preferred Share Dividend Equivalent (the “Preferred Share Dividend Equivalent”). The Preferred Share Dividend Equivalent is equal to the number of ordinary shares outstanding immediately following the Iglo Acquisition, but excluding the 13.7 million ordinary shares issued to the seller of the Iglo Group. The Founder Preferred Shares Annual Dividend Amount is paid for so long as the Founder Preferred Shares remain outstanding.
The amounts used for the purposes of calculating the Founder Preferred Shares Annual Dividend Amount and the relevant numbers of ordinary shares are subject to such adjustments for share splits, share dividends and certain other recapitalization events as the Directors in their absolute discretion determine to be fair and reasonable in the event of a consolidation or sub-division of the ordinary shares in issue, as determined in accordance with Nomad Foods’ Memorandum and Articles of Association.
Dividends on the Founder Preferred Shares are payable until the Founder Preferred Shares are converted into Ordinary Shares. The Founder Preferred Shares automatically convert on a one for one basis (i) on the last day of the seventh full financial year following our acquisition of Iglo Foods (or if such day is not a trading day, the next trading day) or (ii) in the event of a change of control (unless the independent directors of our board of directors determine otherwise). The holders of Founder Preferred Shares may also be converted to Ordinary shares on a one for one basis at the option of the holder. In the event of an automatic conversion, a dividend on the Founder Preferred Shares shall be payable with respect to the shorted dividend year on the trading day immediately prior to the conversion. In the event of an optional conversion by the holder, no dividend on the Founder Preferred Shares shall be payable with respect to the year in which the conversion occurred.
On December 31, 2019, the Company’s Board of Directors approved a share dividend of an aggregate of 6,421,074 ordinary shares calculated as 20% of the increase in the market price of our ordinary shares compared to 2018 dividend price of $16.7538 multiplied by Preferred Share Dividend Equivalent. The Dividend Price used to calculate the Annual Dividend Amount was $21.7289 (calculated based upon the volume weighted average price for the last ten consecutive trading days of 2019) and the ordinary shares underlying the Founder Preferred Share Dividend were issued on January 2, 2020.
On December 31, 2020, the Company’s Board of Directors approved a share dividend of an aggregate of 3,875,036 ordinary shares calculated as 20% of the increase in the market price of our ordinary shares compared to 2019 dividend price of $21.7289 multiplied by the Preferred Share Dividend Equivalent. The Dividend Price used to calculate the Annual Dividend Amount was $25.2127 (calculated based upon the volume weighted average price for the last ten consecutive trading days of 2020) and the ordinary shares underlying the Founder Preferred Share Dividend were issued on January 4, 2021.
As of December 31, 2021, no Founder Preferred Shares Annual Dividend Amount was due, as the average price per ordinary share for the last ten consecutive trading days of the year did not reach the previously achieved 2020 Dividend Price of $25.2127.

Founder Preferred Shares Dividend Reserve
€m
Balance as of January 1, 2021	245.5
Settlement of dividend through share issue	(79.5)
Balance as of December 31, 2021	166.0
Translation reserve
The translation reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign operations, as well as from the translation of liabilities that hedge the Company’s net investment in a foreign subsidiary.

	Year ended December 31,
	2021	2020	2019
	€m	€m	€m
Balance as of January 1	84.7	94.8	88.8
Adjustment on adoption of hedge accounting under IFRS 9	1.6	—	—
Restated balance as of January 1	86.3	94.8	88.8
Foreign currency translation adjustments	31.7	(23.6)	19.2
Net deferred (losses)/gains on net investment hedges (1)	(12.9)	13.5	(13.2)
Total presented in Other Comprehensive Income	18.8	(10.1)	6.0
Balance as of December 31	105.1	84.7	94.8

(1) (Losses)/gains on net investment hedges are offset by €24.6 million of gains (2020: losses of €25.7 million, 2019: gains of €19.0 million) on GBP net investments included within the foreign currency translation adjustments.

The translation reserve as at December 31, 2021 does not include any balances relating to continuing hedging relationships. As at December 31, 2020, the translation reserve included €17.3 million relating to continuing hedging relationships in respect of GBP net investments. The translation reserve as at December 31, 2021 included €50.8 million (2020: €46.4 million) relating to a discontinued hedging relationship in respect of GBP net investments.
reserves
Under IFRS, cost of hedging allows firms to separately account for the fair value movement attributable to foreign currency basis under other comprehensive income (OCI) thereby excluding its impact from the hedge designation itself. Details of the Company's cash flow hedge accounting is detailed in Note 33.
The table below shows the movement in the cash flow hedging reserve and cost of hedging reserve during the year, including the gains or losses arising on the revaluation of hedging instruments during the year and the amount reclassified from Other Comprehensive Income ("OCI") to the Consolidated Statement of Profit or Loss in the year.

	Cross currency interest rate swaps	Forward currency contracts	Total Cash flow hedge reserve	Cost of Hedging reserve	Total Other reserves
	€m	€m	€m	€m	€m
Balance as of January 1, 2019	0.9	7.6	8.5	—	8.5
Change in fair value of hedging instrument recognized in OCI for the year	28.1	3.8	31.9	—	31.9
Reclassified to cost of goods sold	—	(21.8)	(21.8)	—	(21.8)
Reclassified from OCI to finance costs	(37.4)	—	(37.4)	—	(37.4)
Deferred tax	1.6	4.0	5.6	—	5.6
Balance as of December 31, 2019	(6.8)	(6.4)	(13.2)	—	(13.2)
Change in fair value of hedging instrument recognized in OCI for the year	(63.7)	(20.0)	(83.7)	—	(83.7)
Reclassified to cost of goods sold	—	0.2	0.2	—	0.2
Reclassified from OCI to finance costs	66.2	—	66.2	—	66.2
Deferred tax	(0.2)	6.2	6.0	—	6.0
Balance as of December 31, 2020	(4.5)	(20.0)	(24.5)	—	(24.5)
Reallocation for IFRS 9 changes to policy (start of the year)	2.8	—	2.8	(4.4)	(1.6)
Transferred to the carrying value of inventory	—	27.6	27.6	—	27.6
Change in fair value of hedging instrument recognized in OCI for the year	73.3	9.3	82.6	2.4	85.0
Reclassified from OCI to finance costs	(64.1)	—	(64.1)	1.7	(62.4)
Deferred tax	(2.4)	(11.1)	(13.5)	(0.1)	(13.6)
Balance as of December 31, 2021	5.1	5.8	10.9	(0.4)	10.5

Reserve of exchange differences on translation [member]
Disclosure of reserves within equity [line items]
Cash flow hedging reserve	investment in a foreign subsidiary.

	Year ended December 31,
	2021	2020	2019
	€m	€m	€m
Balance as of January 1	84.7	94.8	88.8
Adjustment on adoption of hedge accounting under IFRS 9	1.6	—	—
Restated balance as of January 1	86.3	94.8	88.8
Foreign currency translation adjustments	31.7	(23.6)	19.2
Net deferred (losses)/gains on net investment hedges (1)	(12.9)	13.5	(13.2)
Total presented in Other Comprehensive Income	18.8	(10.1)	6.0
Balance as of December 31	105.1	84.7	94.8

(1) (Losses)/gains on net investment hedges are offset by €24.6 million of gains (2020: losses of €25.7 million, 2019: gains of €19.0 million) on GBP net investments included within the foreign currency translation adjustments.

The translation reserve as at December 31, 2021 does not include any balances relating to continuing hedging relationships. As at December 31, 2020, the translation reserve included €17.3 million relating to continuing hedging relationships in respect of GBP net investments. The translation reserve as at December 31, 2021 included €50.8 million (2020: €46.4 million) relating to a discontinued hedging relationship in respect of GBP net investments.